RELATED-PARTY TRANSACTIONS - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 10,353
Committee fees	4,019
Expense allowance	427
Total	14,799	R 14,515
Chris Chadwick
Disclosure of transactions between related parties [line items]
Directors' fees	345
Committee fees	97
Total	442	1,099
Robert Chan
Disclosure of transactions between related parties [line items]
Directors' fees	718
Committee fees	203
Expense allowance	277
Total	1,198	1,369
Tim Cumming
Disclosure of transactions between related parties [line items]
Directors' fees	908
Committee fees	459
Expense allowance	61
Total	1,428	1,337
Barry Davison
Disclosure of transactions between related parties [line items]
Directors' fees	908
Committee fees	587
Expense allowance	60
Total	1,555	1,411
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors' fees	544
Committee fees	201
Total	745
Rick Menell
Disclosure of transactions between related parties [line items]
Directors' fees	908
Committee fees	681
Expense allowance	21
Total	1,610	1,602
Sello Moloko
Disclosure of transactions between related parties [line items]
Directors' fees	1,717
Expense allowance	8
Total	1,725	1,621
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors' fees	874
Committee fees	411
Total	1,285	1,260
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors' fees	908
Committee fees	637
Total	1,545	1,530
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Directors' fees	908
Committee fees	315
Total	1,223	1,139
Jerry Vilakazi
Disclosure of transactions between related parties [line items]
Directors' fees	897
Committee fees	327
Total	1,224	1,169
Jiyu Yuan
Disclosure of transactions between related parties [line items]
Directors' fees	718
Committee fees	101
Total	R 819	R 978